Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Advisor VUL®

Prospectus Dated May 1, 2019

Supplement Dated May 1, 2024

Due to a name change, effective May 1, 2024, all references to Calvert Variable Products, Inc. in your prospectus will now be referred to as Calvert Variable Trust, Inc.

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to provide growth of capital.	American Funds ® IS Growth Fund, Class 1
Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds ® IS Growth-Income Fund, Class 1
Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds ® IS International Fund, Class 1
Capital Research and Management Company (SM)
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 1
Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds ® IS Washington Mutual Investors Fund, Class 1
Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I
Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I (named Calvert VP EAFE International Index Portfolio, Class I prior to 5/1/24)
Calvert Research and Management
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I (named Calvert VP Russell 2000 Small Cap Index Portfolio, Class I prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio (named Calvert VP S&P 500 Index Portfolio prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F (named Calvert VP Volatility Managed Growth Portfolio, Class F prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F (named Calvert VP Volatility Managed Moderate Growth Portfolio, Class F prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F (named Calvert VP Volatility Managed Moderate Portfolio, Class F prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC

PF 911 5-24

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Long-term capital appreciation.	DFA VA Equity Allocation Portfolio
Dimensional Fund Advisors LP /
Dimensional Fund Advisors Ltd. and DFA Australia Limited
Market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio
Dimensional Fund Advisors LP /
Dimensional Fund Advisors Ltd. and DFA Australia Limited
Total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio
Dimensional Fund Advisors LP
Long-term capital appreciation.	DFA VA International Small Portfolio
Dimensional Fund Advisors LP /
Dimensional Fund Advisors Ltd. and DFA Australia Limited
Long-term capital appreciation.	DFA VA International Value Portfolio
Dimensional Fund Advisors LP /
Dimensional Fund Advisors Ltd. and DFA Australia Limited
Stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio
Dimensional Fund Advisors LP /
Dimensional Fund Advisors Ltd. and DFA Australia Limited
Long-term capital appreciation.	DFA VA U.S. Large Value Portfolio
Dimensional Fund Advisors LP
Long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio
Dimensional Fund Advisors LP
Long-term growth of capital.	DWS Capital Growth VIP, Class A
DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Growth VIP, Class A
DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A
DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2
Franklin Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I
Invesco Advisers, Inc.

PF 911 5-24

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Standard Class II (American Century VP Inflation Protection Fund, Class I prior to reorganization 4/26/24)
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II (named American Century VP Mid Cap Value Fund, Class I prior to reorganization 4/26/24)
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class
Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class
Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class
Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
Morgan Stanley Investment Management Inc. /
Morgan Stanley Investment Management Company
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks long term capital appreciation.	Rydex Guggenheim Long Short Equity Fund
Guggenheim Investments
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.	Rydex Precious Metals Fund
Guggenheim Investments
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio
Third Avenue Management LLC
Seeks to provide long-term capital appreciation and reasonable current income, with moderate risk.	Vanguard® Balanced Portfolio [5]
Wellington Management Company, LLP
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [5]
The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [5]
Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [5]
Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [5]
The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® Global Bond Index Portfolio [5]
The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [5]
Wellington Management Company, LLP
Seeks to provide a high and sustainable level of current income.	Vanguard® High Yield Bond Portfolio [5]
Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [5]
Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [5]
The Vanguard Group, Inc.
Capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [5]
The Vanguard Group, Inc.

PF 911 5-24

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [5]
The Vanguard Group, Inc.
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [5]
The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [5,6]
The Vanguard Group, Inc. and ArrowMark Partners
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [5]
The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [5]
The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [5]
The Vanguard Group, Inc.

1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Vanguard is a trademark of The Vanguard Group, Inc.
6	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 911 5-24